Cover	Jun. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity File Number	001-40775
Entity Registrant Name	ALPHA MODUS HOLDINGS, INC.
Entity Central Index Key	0001862463
Entity Tax Identification Number	86-3386030
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20311 Chartwell Center Dr.
Entity Address, Address Line Two	#1469
Entity Address, City or Town	Cornelius
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28031
City Area Code	(704)
Local Phone Number	252-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value
Title of 12(b) Security	Class A Common Stock, par value
Trading Symbol	AMOD
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	AMODW
Security Exchange Name	NASDAQ